Note 2 - Going Concern (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Going Concern [Text Block]
Retained Earnings (Accumulated Deficit)	$ (52,604,000)	$ (52,288,421)		$ (52,291,688)
Cash and Cash Equivalents, at Carrying Value	451,748	83,989	211,003	43,437	1,010,096
Amount of Funds Required to Conduct Operations on Monthly Basis		390,000
Net Proceeds FromIssuance Of A Senior Secured Promissory Note And Common Stock	$ 1,297,000